Statements of Net Assets Available for Benefits - EBP 059 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments, At Fair Value
Total Investments, At Fair Value	$ 3,978,331	$ 3,566,057
Receivables
Notes receivable from participants	51,041	52,381
Company contribution	799	839
Total Receivables	51,840	53,220
Net Assets Available For Benefits	4,030,171	3,619,277
Collective trust funds
Investments, At Fair Value
Total Investments, At Fair Value	3,234,812	2,917,079
Registered investment companies
Investments, At Fair Value
Total Investments, At Fair Value	668,888	586,605
A-B InBev Company ADR fund
Investments, At Fair Value
Total Investments, At Fair Value	$ 74,631	$ 62,373